Investment In Affiliate (Summary Of Investments In Affiliate) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Acquisition Date	March 2006
Ownership %	20.40%	20.40%	20.40%